Medical Claims and Related Payables - Summary Changes in Medical Claims and Related Payables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Liability For Claims And Claims Adjustment Expense [Line Items]
Medical claims and related payables, beginning of the year	$ 162,868	$ 120,705
Claims paid related to:
Medical claims and related payables, end of the period	300,981	162,868		$ 120,705
Medical Claims and Related Payables
Liability For Claims And Claims Adjustment Expense [Line Items]
Medical claims and related payables, beginning of the year	164,161	121,779		101,967	$ 89,799
Components of incurred costs related to:
Current year	803,711	1,026,940		728,610	415,074
Prior years	(874)	(5,063)		(3,236)	(2,405)
Components of incurred costs related	802,209	1,106,066		849,224	581,223
Claims paid related to:
Current year	(517,368)	(870,979)		(627,422)	(335,795)
Prior years	(144,260)	(94,868)		(76,049)	(55,001)
Claims paid related	(665,389)	(1,063,684)		(829,412)	(569,055)
Medical claims and related payables, end of the period	300,981	164,161		121,779	101,967
Discontinued Operations
Liability For Claims And Claims Adjustment Expense [Line Items]
Medical claims and related payables, beginning of the year	1,293	1,073
Claims paid related to:
Medical claims and related payables, end of the period		1,293		1,073
Discontinued Operations | Medical Claims and Related Payables
Components of incurred costs related to:
Current year	1,234	85,732		125,795	165,358
Prior years	(1,862)	(1,543)		(1,945)	3,196
Claims paid related to:
Current year	(298)	(80,754)		(108,531)	(142,242)
Prior years	$ (3,463) [1]	$ (17,083)	[1]	$ (17,410)	$ (36,017)

[1]	Includes $1.5 million that was disposed in February 2021.